UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       GNI Capital, Inc.
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Address:    124 Verdae Blvd, Suite 504
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            Greenville, SC 29608
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Form 13F File Number:   28-13456
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Philip Thomas
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Title:      CCO
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Phone:      917-541-8676
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Signature, Place, and Date of Signing:

      /s/ Philip Thomas             New York, NY                   5/15/2009
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-12695                      Mutuals Advisors, Inc.
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
Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     79
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Form 13F Information Table Value Total:     $ 75,565
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number                    Name

1               28-12695                                Mutuals Advisors, Inc

                                                           VALUE   SHRS OR SH/  PUT/ INVESTMENT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X*$1000) PRN AMT PRN  CALL DISCRETION   MANAGERS   SOLE    SHARED    NONE
 ---------------------------   --------------  --------- --------- ------- ---  ---- ----------   -------- -------------------------
AGNICO EAGLE MINES LTD         COM             008474108   1,241   21,795  SH          SOLE                 21,795
ALTRIA GROUP INC               COM             02209S103   3,284  205,000  SH          OTHER                         205,000
ALTRIA GROUP INC               COM             02209S103      31    1,930  SH          SOLE                  1,930
ALTRIA GROUP INC               COM             02209S103      21    1,329  SH          SOLE                                    1,329
ARCSIGHT INC                   COM             039666102     307   24,043  SH          SOLE                 24,043
BMC SOFTWARE INC               COM             055921100     623   18,867  SH          SOLE                 18,867
BOEING CO                      COM             097023105     801   22,500  SH          OTHER                          22,500
BOEING CO                      COM             097023105       6      166  SH          SOLE                    166
BRISTOL MYERS SQUIBB CO        COM             110122108     548   25,000  SH          OTHER                          25,000
BRISTOL MYERS SQUIBB CO        COM             110122108   1,296   59,139  SH          SOLE                 59,139
BRISTOL MYERS SQUIBB CO        COM             110122108      49    2,222  SH          SOLE                                    2,222
BRITISH AMERN TOB PLC          SPONSORED ADR   110448107   5,060  110,000  SH          OTHER                         110,000
BRITISH AMERN TOB PLC          SPONSORED ADR   110448107     143    3,100  SH          SOLE                  3,100
CARDIONET INC                  COM             14159L103     289   10,298  SH          SOLE                 10,298
CERNER CORP                    COM             156782104     267    6,081  SH          SOLE                  6,081
DIAGEO P L C                   SPON ADR NEW    25243Q205   3,580   80,000  SH          OTHER                          80,000
DIAGEO P L C                   SPON ADR NEW    25243Q205      61    1,374  SH          SOLE                  1,374
DIAGEO P L C                   PUT             25243q955     263      700  SH   PUT    OTHER                             700
DIAGEO P L C                   PUT             25243q955       8       40  SH   PUT    SOLE                     40
DIREXION SHS ETF TR            LARGE CAP BEAR  25459W854   1,533   24,243  SH          SOLE                 24,243
EXXON MOBIL CORP               COM             30231G102       2       29  SH          SOLE                     29
EXXON MOBIL CORP               COM             30231G102     202    2,967  SH          SOLE                                    2,967
GENERAL ELECTRIC CO            COM             369604103     128   12,663  SH          SOLE                                   12,663
GENERAL ELECTRIC CO            COM             369604103      15    1,523  SH          SOLE                  1,523
ISHARES INC                    MSCI JAPAN      464286848     178   22,545  SH          SOLE                 22,545
ISHARES INC                    MSCI TAIWAN     464286731     686   85,000  SH          OTHER                          85,000
ISHARES TR                     LEHMAN AGG BND  464287226     990    9,761  SH          SOLE                  9,761
ISHARES TR                     LEHMAN CR BD    464288620     481    5,286  SH          SOLE                  5,286
ISHARES TR                     MSCI EMERG MKT  464287234   1,489   60,000  SH          OTHER                          60,000
ISHARES TR                     MSCI GRW IDX    464288885   1,162   30,000  SH          OTHER                          30,000
ISHARES TR                     RUSSELL1000GRW  464287614   1,403   40,000  SH          OTHER                          40,000
ISHARES TR                     RUSSELL1000GRW  464287614     169    4,820  SH          SOLE                  4,820
ISHARES TR                     IBOXX INV CPBD  464287242     727    7,720  SH          SOLE                  7,720
ISHARES TR                     MBS FIXED BDFD  464288588   1,589   15,000  SH          OTHER                          15,000
ISHARES TR                     MBS FIXED BDFD  464288588   1,126   10,624  SH          SOLE                 10,624
ISHARES TR                     US TIPS BD FD   464287176   1,028   10,000  SH          OTHER                          10,000
ISHARES TR                     US TIPS BD FD   464287176     759    7,385  SH          SOLE                  7,385
LILLY ELI & CO                 COM             532457108     484   14,500  SH          OTHER                          14,500
LILLY ELI & CO                 COM             532457108       2       71  SH          SOLE                     71
LOCKHEED MARTIN CORP           COM             539830109   5,177   75,000  SH          OTHER                          75,000
LOCKHEED MARTIN CORP           COM             539830109     173    2,500  SH          SOLE                  2,500
LOCKHEED MARTIN CORP           COM             539830109      24      354  SH          SOLE                                      354
LONGTOP FINL TECHNOLOGIES LT   ADR             54318P108     285   13,438  SH          SOLE                 13,438
LORILLARD INC                  COM             544147101   6,791  110,000  SH          OTHER                         110,000
LORILLARD INC                  COM             544147101     161    2,600  SH          SOLE                  2,600
MARKET VECTORS ETF TR          GOLD MINER ETF  57060U100     664   18,000  SH          OTHER                          18,000
MCDONALDS CORP                 COM             580135101   1,108   20,295  SH          SOLE                 20,295
MCDONALDS CORP                 COM             580135101      29      536  SH          SOLE                                      536
MEDCO HEALTH SOLUTIONS INC     COM             58405U102     351    8,500  SH          OTHER                           8,500
NORTHROP GRUMMAN CORP          COM             666807102   1,746   40,000  SH          OTHER                          40,000
NORTHROP GRUMMAN CORP          COM             666807102       3       58  SH          SOLE                     58
OIL SVC HOLDRS TR              DEPOSTRY RCPT   678002106     371    5,000  SH          OTHER                           5,000
OSI PHARMACEUTICALS INC        COM             671040103     383   10,000  SH          OTHER                          10,000
OSI PHARMACEUTICALS INC        COM             671040103       1       17  SH          SOLE                     17
OSI PHARMACEUTICALS INC        COM             671040103       9      240  SH          SOLE                                      240
PHILIP MORRIS INTL INC         COM             718172109  10,496  295,000  SH          OTHER                         295,000
PHILIP MORRIS INTL INC         COM             718172109   1,540   43,286  SH          SOLE                 43,286
PHILIP MORRIS INTL INC         COM             718172109      36    1,010  SH          SOLE                                    1,010
POWERSHARES ETF TRUST          FINL PFD PTFL   73935X229     100   10,514  SH          SOLE                 10,514
POWERSHARES ETF TRUST          FTSE RAFI 1000  73935X583     225    7,720  SH          SOLE                  7,720
POWERSHARES ETF TRUST          HLTHCR SEC POR  73935X351     621   36,000  SH          OTHER                          36,000
PROSHARES TR                   ULTRA HLTHCARE  74347R735     926   30,000  SH          OTHER                          30,000
PROSHARES TR                   ULTRASHT SP500  74347R883   1,190   15,000  SH          OTHER                          15,000
PROSHARES TR                   ULTRSHRT 20YRS  74347R297     218    5,000  SH          SOLE                  5,000
PUTMAN HIGH INCOME SEC FUND    SHS BEN INT     746779107      83   15,750  SH          SOLE                 15,750
RAYTHEON CO                    COM NEW         755111507   5,101  131,000  SH          OTHER                         131,000
RAYTHEON CO                    COM NEW         755111507     142    3,650  SH          SOLE                  3,650
RAYTHEON CO                    COM NEW         755111507      11      273  SH          SOLE                                      273
RYDEX ETF TRUST                S&P500 PUR GRW  78355W403   1,127   51,300  SH          OTHER                          51,300
RYDEX ETF TRUST                S&P500 PUR GRW  78355W403     534   24,339  SH          SOLE                 24,339
SELECT SECTOR SPDR TR          SBI INT-TECH    81369Y803   1,250   80,000  SH          OTHER                          80,000
SPDR SERIES TRUST              DB INT GVT ETF  78464A490     388    8,364  SH          SOLE                  8,364
SPDR SERIES TRUST              S&P OILGAS EXP  78464A730     399   15,000  SH          OTHER                          15,000
TENET HEALTHCARE CORP          COM             88033G100      99   85,000  SH          OTHER                          85,000
TENET HEALTHCARE CORP          COM             88033G100       -      320  SH          SOLE                    320
VANGUARD BD INDEX FD INC       TOTAL BND MRKT  921937835     458    5,936  SH          SOLE                  5,936
WISDOMTREE TRUST               JP SMALLCP DIV  97717W836     895   28,000  SH          OTHER                          28,000
WMS INDS INC                   COM             929297109     418   20,000  SH          OTHER                          20,000
WMS INDS INC                   COM             929297109       1       28  SH          SOLE                     28